Summary of significant accounting and reporting policies - Narrative (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) business	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of principal businesses (business) | business		2
Net interest revenue (expense)		$ 3,611	$ 3,308	$ 3,138
Minimum loan amount required to measure impairment allowance		1
Minimum amount of majority of loans primarily to institutional customers		$ 1
Maximum percentage of excess actuarial gain or loss before excess is recognized (percentage)		10.00%
Period of time to amortize unrecognized gains or losses for pension plans with inactive participants (years)		15 years
Period of time that difference of expected return on plan assets vs. actual performance of plan assets included as adjustment in market related value (years)		5 years
Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life (in years)		2 years
Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Premises and equipment, useful life (in years)		40 years
Commercial Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status		90 days
First Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status		270 days
Threshold period past due subject to impairment test		90 days
Threshold period past due subject to further impairment testing		180 days
Second Lien Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Threshold period past due for nonaccrual status		90 days
Change trom the Prepayment Method to the Contractual Method
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net interest revenue (expense)	$ 15